Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	$ 530.8	$ 416.7
Payable to reinsurers	428.2	498.3
Salaries and employee benefit liabilities	374.1	249.5
Deferred gift card, hospitality and other revenue	322.0	284.3
Pension and post retirement liabilities (note 21)	250.8	216.9
Amounts withheld and accrued taxes	248.6	218.2
Ceded deferred premium acquisition costs	161.4	84.7
Accrued rent, storage and facilities costs	92.8	64.8
Amounts payable to agents and brokers	90.5	30.6
Accrued commissions	80.2	85.4
Accrued premium taxes	66.6	55.2
Accrued interest expense	51.4	43.5
Accrued legal and professional fees	48.4	38.1
Amounts payable for securities purchased but not yet settled	18.2	14.4
Administrative and other	865.5	588.0
Accounts payable and accrued liabilities	3,629.5	2,888.6
Current	2,449.4	1,945.5
Non-current	1,180.1	943.1
Insurance and reinsurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	0.0	0.0
Payable to reinsurers	428.2	498.3
Salaries and employee benefit liabilities	296.8	218.3
Deferred gift card, hospitality and other revenue	27.3	20.9
Pension and post retirement liabilities (note 21)	227.1	196.2
Amounts withheld and accrued taxes	205.2	169.7
Ceded deferred premium acquisition costs	161.4	84.7
Accrued rent, storage and facilities costs	33.1	17.1
Amounts payable to agents and brokers	90.4	30.5
Accrued commissions	79.8	85.4
Accrued premium taxes	66.6	55.2
Accrued interest expense	48.0	41.4
Accrued legal and professional fees	37.7	29.6
Amounts payable for securities purchased but not yet settled	18.2	14.4
Administrative and other	621.7	453.3
Accounts payable and accrued liabilities	2,341.5	1,915.0
Current	1,429.7	1,174.7
Non-current	911.8	740.3
Non-insurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	530.8	416.7
Payable to reinsurers	0.0	0.0
Salaries and employee benefit liabilities	77.3	31.2
Deferred gift card, hospitality and other revenue	294.7	263.4
Pension and post retirement liabilities (note 21)	23.7	20.7
Amounts withheld and accrued taxes	43.4	48.5
Ceded deferred premium acquisition costs	0.0	0.0
Accrued rent, storage and facilities costs	59.7	47.7
Amounts payable to agents and brokers	0.1	0.1
Accrued commissions	0.4	0.0
Accrued premium taxes	0.0	0.0
Accrued interest expense	3.4	2.1
Accrued legal and professional fees	10.7	8.5
Amounts payable for securities purchased but not yet settled	0.0	0.0
Administrative and other	243.8	134.7
Accounts payable and accrued liabilities	1,288.0	973.6
Current	1,019.7	770.8
Non-current	$ 268.3	$ 202.8